4. Intangible Assets - Intangible Assets (Details) - Quarterly (Q2) (Quarter 2 [Member], USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Quarter 2 [Member]
Patents	$ 45,650	$ 36,950
Less: Impairment Charges
Less: Accumulated Amortization	(13,666)	(12,253)
Patents - net	$ 31,984	$ 24,697